NET LOSS PER SHARE (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
NET LOSS PER SHARE [Abstract]
NET LOSS PER SHARE
NOTE 17 – NET LOSS PER SHARE
Given the consummation of the business combination, ASC 805, Business Combination states that the equity structure for the prior period of Legacy SpringBig (the accounting acquirer) is restated using the exchange ratio established in the acquisition agreement to reflect the number of shares of the accounting acquiree issued in the business combination.
As of June 30, 2022 and 2021, there were 25,290,270 and 17,767,555 shares of common stock issued and outstanding, respectively.
Basic net loss per share is computed by dividing the net loss by the weighted-average number of shares of common stock outstanding during the period. Diluted net loss per share is computed by giving effect to all potential shares of common stock, including outstanding stock options and common stock issuable pursuant to Series B, A and Seed preferred stock possible conversion. Basic and diluted net loss per share was the same for each period presented, given that there are losses during the period, the inclusion of all potential common shares outstanding would have been anti-dilutive.
The following table reconciles actual basic and diluted earnings per share for the three and six months ended June 30, 2022 and 2021, respectively (in thousands, except share and per share data).
	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Loss per share:
Numerator:
Net loss	$(2,611)	$(1,454)	$(5,476)	$(2,572)
Denominator
Weighted-average common shares outstanding
Basic and diluted	19,285,050	17,767,554	18,586,515	17,749,178
Net loss per common share
Basic	$(0.14)	$(0.08)	$(0.29)	$(0.14)
The anti-dilutive securities excluded from the weighted-average shares used to calculate the diluted net loss per common share for the three and six months ended June 30, 2022 were as follows:
	2022	2021
Shares unvested and subject to exercise of stock options	192,689	4,154,898
Shares subject to outstanding common stock options	3,486,482	2,515,944
Shares subject to convertible notes stock conversion	916,667	—
Shares subject to warrants stock conversion	16,000,000	—

NOTE 11 - NET LOSS PER SHARE
As of December 31, 2021 and 2020, there were 13,541,324 and 13,200,875 shares of common stock issued and outstanding, respectively.
Basic net loss per share is computed by dividing the net loss by the weighted-average number of shares of common stock outstanding during the period. Diluted net loss per share is computed by giving effect to all potential shares of common stock, including outstanding stock options and common stock issuable pursuant to Series B, A and Seed preferred stock possible conversion. Basic and diluted net loss per share was the same for each period presented, given that there are losses during the period, the inclusion of all potential common shares outstanding would have been anti-dilutive.
The following table reconciles actual basic and diluted earnings per share for the year ended December 31, 2021 and 2020.

	December 31
	2021	2020
Loss per share:
Numerator:
Net loss	$(5,750)	$(1,598)

Denominator
Weighted-average common shares outstanding - basic and diluted	13,385,267	14,047,342
	________	________
Basic and diluted loss per common share	$(0.43)	$(0.11)
The anti-dilutive securities excluded from the weighted-average shares used to calculate the diluted net loss per common share were as follows:
	December 31
	2021	2020
Shares subject to Series A Preferred Stock Conversion	5,088,944	5,088,944
Shares subject to Series B Preferred Stock Conversion	4,584,202	4,584,202
Shares subject to Seed Preferred Stock Conversion	6,911,715	6,911,715
Shares vested and subject to exercise of stock options	4,628,311	3,838,429
Shares unvested and subject to exercise of stock options	2,174,126	2,202,614